Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of Property Plant and Equipment	Details of property and equipment as of December 31, 2025 and 2024 are as follows:

	December 31, 2025
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 8,136	₩ (6,638)	₩ 1,498
Furniture and fixture	1,850	(1,659)	191
Construction in Progress	—	—	—
Vehicle	9	(9)	—
Leasehold improvements	3,772	(3,028)	744
Right-of-use assets	13,490	(5,153)	8,337
Total	₩ 27,257	₩ (16,487)	₩ 10,770

	December 31, 2024
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 7,360	₩ (5,966)	₩ 1,394
Furniture and fixture	1,845	(1,625)	220
Construction in progress	—	—	—
Vehicle	9	(9)	—
Leasehold improvements	3,528	(2,349)	1,179
Right-of-use assets	13,087	(5,923)	7,164
Total	₩ 25,829	₩ (15,872)	₩ 9,957

Schedule of Change in Property and Equipment	Changes in property and equipment for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,394	₩ 220	₩ —	₩ —	₩ 1,179	₩ 7,164	₩ 9,957
Lease	—	—	—	—	—	22	22
Acquisitions/Capital expenditure	770	116	—	—	182	5,815	6,883
Depreciation	(679)	(143)	—	—	(649)	(4,740)	(6,211)
Disposals/Disposition/Removals	—	—	—	—	—	—	—
Reclassification	—	—	—	—	—	—	—
Foreign exchange differences	13	(2)	—	—	32	76	119
Ending balance	₩ 1,498	₩ 191	₩ —	₩ —	₩ 744	₩ 8,337	₩ 10,770

	2024
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,536	₩ 267	₩ 1,209	₩ 1	₩ 517	₩ 6,621	₩ 10,151
Leases	—	—	—	—	—	131	131
Acquisitions/Capital expenditure	475	130	—	—	11	4,781	5,397
Depreciation	(650)	(180)	—	(1)	(639)	(4,553)	(6,023)
Disposals/Disposition/Removals	—	—	—	—	—	—	—
Reclassification	—	—	(1,291)	—	1,291	—	—
Foreign exchange differences	33	3	82	—	(1)	184	301
Ending balance	₩ 1,394	₩ 220	₩ —	₩ —	₩ 1,179	₩ 7,164	₩ 9,957

	2023
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of-use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,113	₩ 338	₩ —	₩ 4	₩ 727	₩ 5,958	₩ 8,140
Leases	—	—	—	—	—	261	261
Acquisitions/Capital expenditure	1,065	105	1,209	—	82	4,443	6,904
Depreciation	(656)	(177)	—	(3)	(300)	(4,116)	(5,252)
Disposals/Disposition/Removals	—	(1)	—	—	—	—	(1)
Reclassification	(1)	1	—	—	—	—	—
Foreign exchange differences	15	1	—	—	8	75	99
Ending balance	₩ 1,536	₩ 267	₩ 1,209	₩ 1	₩ 517	₩ 6,621	₩ 10,151

Schedule of Classification Depreciation Expenses in Statements of Comprehensive Income	Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Cost of revenues	₩ 1,924	₩ 1,750	₩ 1,853
Selling, general and administrative expenses	4,261	4,240	3,369
Research and development	26	33	30
Total	₩ 6,211	₩ 6,023	₩ 5,252